Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	169,821,192
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2018
Entity Shell Company	false